Derivative Financial Instruments - Details of Interest Rate Sensitivity (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Euro
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	$ 15,412
Sensitivity DFIs	(14,447)
Sensitivity net	965
Sensitivity debt	13,251
Pounds sterling
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	489
Sensitivity DFIs	(489)
Sensitivity net	0
Sensitivity debt	466
Yen
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	800
Sensitivity DFIs	(740)
Sensitivity net	60
Sensitivity debt	742
Peso
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	6,309
Sensitivity DFIs	327
Sensitivity net	6,636
Sensitivity debt	5,545
UDI
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	6,277
Sensitivity DFIs	(6,277)
Sensitivity net	0
Sensitivity debt	3,905
U.S. dollar
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	646,033
Sensitivity DFIs	165,450
Sensitivity net	811,483
Sensitivity debt	$ 255,652